INVESTMENTS AND OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
Investments and other financial assets [Abstract]
INVESTMENTS AND OTHER FINANCIAL ASSETS
INVESTMENTS AND OTHER FINANCIAL ASSETS

	At December 31,
	2017	2016
	(€ thousand)
Investments accounted for using the equity method	23,340	20,948
Delta Topco option	—	11,967
Other securities and financial assets	6,698	1,020
Total investments and other financial assets	30,038	33,935

Investments accounted for using the equity method
Investments accounted for using the equity method relates to the Group’s investment in FFS GmbH. In particular, on November 7, 2016, Ferrari and FCA Bank finalized an agreement to provide financial services in Europe, under which FCA Bank acquired a majority stake in FFS GmbH from Ferrari for a purchase price of €18,595 thousand, which was received upon sale. In addition to the purchase price, as a result of the funding of FFS GmbH being directly provided by FCA Bank, which is the consolidating entity of FFS GmbH following the transaction, the Group also received cash of €431,958 thousand.
Upon completion of the transaction, FFS GmbH was deconsolidated and the 49.9 percent interest in FFS GmbH retained by Ferrari is accounted for using the equity method.
Changes in the investments accounted for using the equity method during the years ended December 31, 2017 and 2016 were as follows:

(€ thousand)
Balance at January 1, 2016	—
Change in scope of consolidation	18,542
Fair value measurement of interest retained by the Group	1,489
Proportionate share of net profit for the period from November 7 to December 31, 2016	917
Balance at December 31, 2016	20,948
Proportionate share of net profit for the year ended December 31, 2017	2,437
Proportionate share of remeasurement of defined benefit plans	(45)
Balance at December 31, 2017	23,340

Summarized financial information relating to FFS GmbH at and for the years ended December 31, 2017 and 2016 were as follows:

	At December 31,
	2017	2016
	(€ thousand)
Assets
Intangible assets	647	1,133
Property, plant and equipment	66	119
Deferred tax assets	1,977	2,736
Total non-current assets	2,690	3,988
Inventories	259	412
Trade receivables	1,461	472
Receivables from financing activities	493,985	463,108
Other current assets	8,292	3,543
Cash and cash equivalents	8,109	29,087
Total current assets	512,106	496,622
Total assets	514,796	500,610

Equity and liabilities
Equity	44,705	39,921
Non-current liabilities and provisions	8,903	7,920
Debt	457,787	447,272
Trade payables	457	123
Other liabilities	2,944	5,374
Total equity and liabilities	514,796	500,610

	For the year ended December 31,
	2017	2016
	(€ thousand)
Net revenues	26,505	27,471
Cost of sales	11,525	9,563
Selling, general and administrative costs	8,173	8,432
Other expenses, net	245	180
Profit before taxes	6,562	9,296
Income tax expense	1,689	2,070
Net profit	4,873	7,226

Delta Topco option
The Group was granted an option to purchase a fixed number of shares in Delta Topco for a fixed price on the occurrence of certain events. Delta Topco is a company belonging to the Formula 1 Group (the group responsible for the promotion of the Formula 1 World Championship).
The Group exercised the Delta Topco option as a result of the sale of Delta Topco to Liberty Media Corporation, which was completed on January 23, 2017. On February 22, 2017, the Group received (i) €10,878 thousand in cash (including €2,571 thousand of previously undistributed dividends), (ii) approximately 145 thousand Liberty Shares, which were initially recognized at cost of €2,887 thousand (based on the original underlying agreement), and (iii) €851 thousand of Liberty Media exchangeable notes in relation to the Delta Topco option. The Liberty Media exchangeable notes were subsequently converted into Liberty Media shares in November 2017.
Other securities and financial assets
Other securities and financial assets primarily include the Liberty Shares obtained as a result of exercising the Delta Topco option and the subsequent conversion of Liberty Media exchangeable notes into Liberty Shares. The Liberty Shares are measured at fair value which amounted to €5,705 thousand at December 31, 2017.